Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income Taxes	Income Taxes
The provision for income tax was as follows:

Expense (recovery)	2025	2024	2023
Current corporate income tax – North America (1)	$2,193	$1,654	$1,853
Current corporate income tax – North Sea	(124)	(41)	(6)
Current corporate income tax – Offshore Africa	16	57	73
Current PRT (2) – North Sea	(184)	(134)	(58)
Other taxes	10	(5)	17
Current income tax	1,911	1,531	1,879
Deferred corporate income tax	887	520	267
Deferred PRT (2) – North Sea	(377)	(98)	(214)
Deferred income tax	510	422	53
Income tax	$2,421	$1,953	$1,932
(1)Includes North America Exploration and Production, Oil Sands Mining and Upgrading, and Midstream and Refining segments.
(2)Petroleum Revenue Tax.
For the year ended December 31, 2025, in connection with the AOSP asset swap, the Company recognized deferred corporate income tax of $1,037 million related to the gain on remeasurement of the previously held interest in the AOSP mines, and deferred corporate income tax of $107 million related to the gain on disposition of the 10% interest in Scotford and Quest. Refer to note 6 for further details on the transaction.
For the year ended December 31, 2025, the Company recognized deferred tax recoveries comprised of a deferred corporate income tax recovery of $165 million (2024 – $50 million; 2023 – $118 million) and a deferred PRT recovery of $461 million (2024 – $89 million; 2023 – $205 million) in connection with the increase in the Company's estimate of future abandonment costs for the planned decommissioning activities at the Ninian field and T-Block in the North Sea (note 6).
The provision for income tax is different from the amount computed by applying the combined statutory Canadian federal and provincial income tax rates to earnings before taxes. The reasons for the difference are as follows:

	2025	2024	2023
Canadian statutory income tax rate	23.1%	23.2%	23.3%
Income tax provision at statutory rate	$3,064	$1,870	$2,364
Effect on income taxes of:
UK PRT and other taxes	(551)	(237)	(255)
Impact of UK PRT and other taxes on corporate income tax	225	95	105
Foreign and domestic tax rate differentials	(94)	(112)	(104)
Non-taxable portion of capital losses (gains)	(93)	114	(35)
Stock options exercised for common shares	25	41	91
Revisions arising from prior year tax filings	1	43	(174)
Change in unrecognized capital loss carryforward asset	(93)	114	(35)
Other	(63)	25	(25)
Income tax	$2,421	$1,953	$1,932
The following table summarizes the temporary differences that give rise to the net deferred income tax liability:

	2025	2024
Deferred income tax liabilities
Property, plant and equipment and exploration and evaluation assets	$13,620	$12,647
Lease assets	754	316
Investment in North West Redwater Partnership	880	908
Taxable PRT for corporate income tax	457	336
Other	161	92
	15,872	14,299
Deferred income tax assets
Asset retirement obligations	(2,580)	(2,437)
Lease liabilities	(777)	(332)
Share-based compensation	(29)	(35)
Loss carryforwards	(4)	(36)
Unrealized foreign exchange loss on long-term debt	(52)	(125)
Deferred PRT	(1,126)	(795)
Other	(15)	—
	(4,583)	(3,760)
Net deferred income tax liability	$11,289	$10,539
Movements in deferred tax assets and liabilities recognized in net earnings during the year were as follows:

	2025	2024	2023
Property, plant and equipment and exploration and evaluation assets	$667	$443	$196
Lease assets	62	(22)	1
Unrealized foreign exchange on long-term debt	73	(86)	28
Unrealized risk management activities	(14)	(1)	—
Asset retirement obligations	(73)	(279)	(292)
Lease liabilities	(67)	26	(3)
Share-based compensation	6	(4)	2
Loss carryforwards	47	381	235
Investments	—	(54)	(2)
Investment in North West Redwater Partnership	(28)	4	1
Deferred PRT	139	58	86
Taxable PRT for corporate income tax	(377)	(98)	(214)
Other	75	54	15
	$510	$422	$53
The following table summarizes the movements of the net deferred income tax liability during the year:

	2025	2024	2023
Balance – beginning of year	$10,539	$10,183	$10,114
Deferred income tax expense	510	422	53
Foreign exchange adjustments	52	(66)	16
Acquisitions (note 6)	188	—	—
Balance – end of year	$11,289	$10,539	$10,183
Current income taxes recognized in each operating segment will vary depending upon available income tax deductions related to the nature, timing and amount of capital expenditures incurred in any particular year.
The Company files income tax returns in the various jurisdictions in which it operates. These tax returns are subject to periodic examinations in the normal course by the applicable tax authorities. The tax returns as prepared may include filing positions that could be subject to differing interpretations of applicable tax laws and regulations, which may take several years to resolve. The Company does not believe the ultimate resolution of these matters will have a material impact upon the Company's reported results of operations, financial position or liquidity.
The Company has reviewed the Organization for Economic Co-operation and Development's Pillar Two model rules and has concluded it does not have a significant impact.
Deferred income tax assets are recognized for temporary differences to the extent that the realization of the related tax benefit through future taxable profits is probable. Deferred PRT assets will be recovered from the UK Government, directly or through other third parties, as related abandonment expenditures are made. The Company has not recognized deferred income tax assets with respect to taxable capital loss carryforwards in excess of $1,000 million in North America, which can be carried forward indefinitely and only applied against future taxable capital gains. In addition, the Company has not recognized deferred income tax assets related to North American tax pools of approximately $950 million, which can only be claimed against income from certain oil and gas properties.
Deferred income tax liabilities have not been recognized on the unremitted net earnings of wholly controlled subsidiaries. The Company is able to control the timing and amount of distributions and no taxes are payable on distributions from these subsidiaries provided that the distributions remain within certain limits.